UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Principal Amount (000)#	Value
Certificates of Deposit — 19.2%
Bank of America NA 0.680%, 05/10/2016	322	$322,072
0.772%, 09/01/2016	250	249,979
Bank of Montreal 0.826%, 10/14/2016	275	274,997
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) 0.490%, 05/17/2016	290	290,016
Branch Banking & Trust Co. 0.560%, 06/10/2016	500	500,184
Canadian Imperial Bank of Commerce 0.821%, 10/17/2016	350	349,971
0.970%, 02/09/2017	250	249,952
Citibank NA 0.580%, 04/20/2016	225	225,026
0.710%, 07/08/2016	250	250,090
Royal Bank of Canada 0.874%, 10/14/2016(b)	200	200,034
Skandinaviska Enskilda Banken AB 0.682%, 04/06/2016(b)	250	250,013
State Street Bank & Trust Co. 0.759%, 08/01/2016(b)	300	300,133
Sumitomo Mitsui Banking Corp. 0.600%, 06/13/2016	300	300,034
0.700%, 07/05/2016	300	300,049
Svenska Handelsbanken AB 0.560%, 06/01/2016	350	350,044
Wells Fargo Bank NA 0.160%, 09/06/2016	400	400,108

		4,812,702

Commercial Paper — 37.7%
BMW U.S. Capital LLC, 144A 0.390%, 04/18/2016(a)	500	499,906
Caisse Centrale Desjardins du Quebec, 144A 0.599%, 05/24/2016(b)	250	249,844
0.609%, 04/01/2016(b)	500	500,000
Cargill, Inc., 144A 0.346%, 04/01/2016(a)	683	682,996
Commonwealth Bank of Australia, 144A 0.558%, 05/04/2016(b)	500	500,058
DNB Bank ASA, 144A 0.582%, 04/21/2016(b)	300	300,032
European Investment Bank 0.548%, 05/12/2016(a)	250	249,890
0.564%, 06/01/2016(a)	300	299,801
HSBC Bank PLC, 144A 0.803%, 07/26/2016(b)	300	300,188
1.021%, 02/06/2017	200	200,127
Hydro-Quebec, 144A 0.397%, 04/15/2016(a)	500	499,930
ING US Funding LLC 0.611%, 06/08/2016(a)	500	499,464
International Finance Corp. 0.397%, 04/20/2016(a)	500	499,897
0.500%, 05/09/2016(a)	250	249,871

JPMorgan Securities LLC, 144A 0.811%, 10/14/2016(a)	350	350,016
1.103%, 02/02/2017(a)	250	250,163
KFW, 144A 0.548%, 05/13/2016(a)	350	349,829
0.571%, 05/03/2016(a)	250	249,907
Novartis Finance Corp.,144A 1.03%, 04/06/2016(b)	500	499,979
Ontario Teachers’ Finance Trust, 144A 0.630%, 04/11/2016(b)	300	299,963
0.619%, 04/26/2016(b)	260	259,917
0.845%, 08/18/2016(b)	250	249,366
Roche Holdings Inc., 144A 0.507%, 04/04/2016(a)	500	499,983
Siemens Capital Co. LLC, 144A 0.510%, 06/10/2016(a)	542	541,559
Total Capital Canada Ltd. 0.589%, 04/14/2016(b)	400	399,948

		9,482,634

Other Corporate Obligations — 5.4%
Bank of America NA, Gtd. Notes 1.090%, 11/14/2016	125	125,011
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A 1.030%, 03/27/2017(b)	160	159,680
Credit Agricole SA, Gtd. Notes, 144A 1.782%, 04/15/2016(b)	640	640,273
GE Capital International Funding Co., Gtd. Notes, 144A 0.964%, 04/15/2016	435	435,024

		1,359,988

Repurchase Agreement(c) — 2.8%
BNP Paribas SA 0.30%, dated 3/31/2016, due 04/01/2016 in the amount of $700,006 (cost $700,000)	700	700,000

Time Deposit — 2.4%
U.S. Bank National Association 0.320%, 04/01/2016(b)	600	600,000

U.S. Government Agency Obligations — 27.5%
Federal Farm Credit Bank 0.433%, 10/13/2016(b)	400	399,937
Federal Home Loan Bank 0.343%, 04/20/2016(b)	1,000	999,889
0.345%, 04/22/2016(b)	400	399,953
0.385%, 08/18/2016(b)	500	499,835
0.386%, 04/06/2016(a)	500	499,986
0.392%, 08/24/2016(b)	500	499,837
0.414%, 09/01/2016(b)	500	499,837
0.416%, 04/29/2016(b)	248	247,961
0.509%, 04/25/2016(a)	500	499,930
0.515%, 08/26/2016(b)	400	400,060
0.521%, 04/28/2016(a)	150	150,013
0.537%, 07/11/2016(a)	500	500,127
0.537%, 10/11/2016(a)	250	250,083
Federal Home Loan Mortgage Corp. 0.406%, 09/02/2016(b)	500	499,884
0.473%, 04/27/2017(b)	300	299,808
Federal National Mortgage Assoc. 0.514%, 10/21/2016(b)	250	250,041

		6,897,181

U.S. Treasury Obligations — 5.0%
U.S. Treasury Notes 0.250%, 04/15/2016	250	250,003
0.250%, 05/15/2016	250	249,988
0.375%, 05/31/2016	250	250,039
0.500%, 06/30/2016	250	250,117
1.750%, 05/31/2016	250	250,593

		1,250,740

TOTAL INVESTMENTS — 100.0% (cost $25,102,509)		25,103,245
Other assets in excess of liabilities		11,205

NET ASSETS — 100.0%		$25,114,450

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Principal amount is shown in U.S. Dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(c)	Repurchase agreements are collaterized by U.S. Treasury Securities (coupon rates 3.63%-8.75%, maturity dates 08/15/2019-08/15/2020), with the aggregate value, including accrued interest, of $714,044. Repurchase agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	4,812,702	$—
Commerical Paper	—	9,482,634	—
Other Corporate Obligations	—	1,359,988	—
Repurchase Agreement	—	700,000	—
Time Deposit	—	600,000	—
U.S. Government Agency Obligations	—	6,897,181	—
U.S. Treasury Obligations	—	1,250,740	—

Total	$—	$25,103,245	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     May 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     May 11, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     May 11, 2016

*	Print the name and title of each signing officer under his or her signature.